Asset Acquisition (Details) - Schedule of Fair Value Analysis of Net Assets Acquired	Sep. 30, 2023 CNY (¥)
Schedule Of Fair Value Analysis Of Net Assets Acquired Abstract
Apartment rental agreements	¥ 649,733
Trademarks	194,971
Liabilities assumed by the Group	(349,665)
Total fair value	¥ 495,039